Derivatives and Fair Value of Financial Instruments (Tables)	12 Months Ended
Dec. 31, 2012
Derivatives And Fair Value Of Financial Instruments
Fair Values of the Company's Financial Instruments

	December 31, 2012		December 31, 2011
	Book Value	Fair Value	Book Value	Fair Value
Cash and cash equivalents	$257,868	$257,868	$171,096	$171,096
Restricted cash	$24,704	$24,704	$6,399	$6,399
Accounts receivable, net	$85,721	$85,721	$101,386	$101,386
Investments in available for sale securities	$559	$559	$82,904	$82,904
Forward Freight Agreements, net	$1,275	$1,275	$1,279	$1,279
Loan receivable from affiliate company	$35,000	$35,000	$40,000	$40,000
Due from affiliate companies, long term	$57,701	$57,701	$—	$—
Accounts payable	$(63,921)	$(63,921)	$(52,113)	$(52,113)
Capital lease obligations, including current portion	$(25,112)	$(25,112)	$(31,221)	$(31,221)
Senior and ship mortgage notes, net of discount	$(1,034,141)	$(973,940)	$(945,538)	$(841,500)
Long term debt, including current portion	$(324,071)	$(324,071)	$(508,019)	$(508,019)

Fair Value Measurements on a recurring basis

	Fair Value Measurements as of December 31, 2012
Assets	Total	Quoted Prices in Active Markets for Identical Assets (Level I)	Significant Other Observable Inputs (Level II)	Significant Unobservable Inputs (Level III)
FFAs	$1,275	$1,275	$—	$—
Investments in available for sale securities	559	559	—	—
Total	$1,834	$1,834	$—	$—

	Fair Value Measurements as of December 31, 2011
Assets	Total	Quoted Prices in Active Markets for Identical Assets (Level I)	Significant Other Observable Inputs (Level II)	Significant Unobservable Inputs (Level III)
FFAs	$1,279	$1,279	$—	$—
Investments in available for sale securities	82,904	82,904	—	—
Total	$84,183	$84,183	$—	$—

Fair Value Measurements on a nonrecurring basis
	Fair Value Measurements at December 31, 2012
Assets	Total	(Level I)	(Level II)	(Level III)
Cash and cash equivalents	$257,868	$257,868	$—	$—
Restricted cash	$24,704	$24,704	$—	$—
Senior and ship mortgage notes, net of discount	$(973,940)	$(973,940)	$—	$—
Capital lease obligations, including current portion(1)	$(25,112)	$—	$(25,112)	$—
Long-term debt, including current portion(1)	$(324,071)	$—	$(324,071)	$—
Loan receivable from affiliate company(2)	$35,000	$—	$35,000	$—
Due from affiliate companies, long term(2)	$57,701	$—	$57,701	$—

  The fair value of the Company's long term debt is estimated based on currently available debt with similar contract terms, interest rate and remaining maturities, published quoted market prices as well as taking into account the Company's creditworthiness.

  The fair value of the Company's loan receivable from affiliate company and long term receivable from affiliate companies is estimated based on currently available debt with similar contract terms, interest rate and remaining maturities as well as after taking into account the counterparty's creditworthiness.